Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 208,452	$ 188,305
Accounts receivable, net	294,196	265,305
Inventories, net	338,598	360,843
Prepaid expenses and other current assets	28,831	21,872
Income taxes receivable	3,888	100,733
Deferred tax assets	39,309	58,010
Assets held for sale	7,959	8,866
Total current assets	921,233	1,003,934
Property, plant and equipment, net	287,705	317,499
Goodwill	1,442,411	1,459,441
Intangibles assets, net	918,522	971,576
Investments in affiliates	4,899	12,089
Deferred tax assets	358	336
Other assets	68,027	74,130
Total assets	3,643,155	3,839,005
Current liabilities
Notes payable	31,211	3,997
Current portion of long-term debt	72,500	11
Accounts payable	84,846	94,983
Accrued expenses	117,488	97,274
Payroll and benefit-related liabilities	71,418	70,537
Derivative liabilities	15,634	16,709
Accrued interest	18,347	22,901
Income taxes payable	4,886	30,695
Deferrerd tax liabilities	4,433
Total current liabilities	420,763	337,107
Long-term borrowings	813,409	1,192,491
Deferred tax liabilities	370,819	398,923
Pension and postretirement benefit liabilities	141,769	164,726
Noncurrent liability for uncertain tax positions	62,602	109,912
Other liabilities	46,515	50,772
Total liabilities	1,855,877	2,253,931
Commitments and contingencies (See Note15)
Common shareholders' equity
Common shares, $1 par value Issued: 2010 - 42,245 shares; 2009 - 42,033 shares	42,245	42,033
Additional paid-in capital	349,156	277,050
Retained earnings	1,578,913	1,431,878
Accumulated other comprehensive income (loss)	(51,880)	(34,120)
Shareholders' equity before treasury stock	1,918,434	1,716,841
Less: Treasury stock, at cost	135,058	136,600
Total common shareholder's equity	1,783,376	1,580,241
Noncontrolling interest	3,902	4,833
Total equity	1,787,278	1,585,074
Total liabilities and equity	$ 3,643,155	$ 3,839,005